Nuveen Exchange-Traded Funds

September 30, 1997

Semiannual Report

Dependable, tax-free income to help you keep more of what you earn.

NXP

NXQ

NXR

NXC

NXN

Select Portfolios

Photo of: Two people on the dock.

Contents
 1   Dear Shareholder

 4   Answering Your Questions

 7   NXP Performance Overview

 8   NXQ Performance Overview

 9   NXR Performance Overview

10   NXC Performance Overview

11   NXN Performance Overview

12   Shareholder Meeting Report

13   Financial Section

48   Fund Information

Photo of: Anthony T. Dean
Chairman of the Board


Wealth takes a lifetime to build. Once achieved, it should be preserved.


Dear Shareholder

It's a pleasure to report to you on the performance of the Nuveen Select Tax-Free Portfolios, a uniquely structured group of portfolios designed and managed to achieve income stability over a defined term. Over the past 12 months, the portfolios have performed well, continuing to reward investors by providing dependable tax-free income.

In meeting their objective of income stability, the Select Portfolios continued to provide shareholders with attractive yields generated by portfolios of quality bonds. As of September 30, 1997, shareholders were receiving current market yields that ranged from 5.29% to 5.83%. To match these yields, investors in the 31% federal income tax bracket would have had to earn at least 7.67% on taxable alternatives. When investors in the California and New York portfolios take state taxes into account, the tax-free advantage is even greater. For the year ended September 30, 1997, the value of the portfolios rose between 8.58% and 9.68%, providing taxable equivalent returns in the range of 11.67% to 12.44%. Each portfolio's individual performance is detailed on pages 7-11.

This performance was achieved in an environment of continued economic strength and the lowest unemployment rates in more than two decades, a combination that in the past has been accompanied by an increase in inflation. Current conditions, however, indicate that inflation is under control, with the Consumer Price Index currently running at one of its lowest levels in 30 years. Following this spring's move to tighten short-term interest rates, the Federal Reserve demonstrated its confidence in the economy's path by maintaining the status quo in subsequent months.

So far in 1997, investors and the markets have focused their attention on fiscal issues such as the federal budget accord, the reduction in the federal deficit, and tax relief measures, including a capital gains tax cut. Although the markets have experienced volatility, especially in recent weeks, interest rates have generally fallen over the past two quarters, providing a good environment for bond market performance.

A renewed emphasis on diversification and asset allocation -- as well as attractive tax-free yields -- have sparked increased interest in municipal bonds. The current level and volatility of the stock market remind investors to reallocate profits to other segments of the market in order to limit risk. Nuveen Select Portfolios offer an excellent alternative, and their unique structure, life cycle, and ability to provide income stability make them very attractive.

As part of our commitment to helping prudent investors achieve their investment goals, Nuveen now also offers a variety of other products and services in addition to our range of municipal mutual funds. We recently celebrated the successful first year of the Nuveen Growth and Income Stock Fund as well as two new balanced stock and bond funds. We also expanded our private asset management capabilities through the recent acquisition of Rittenhouse Financial Services, a well-respected growth investment manager. We encourage you to discuss with your financial adviser how your portfolio might take advantage of these new Nuveen products and services.

We at Nuveen remain committed to providing you with quality investment solutions that withstand the test of time. We thank you for your confidence in us and our family of investments, and we look forward to reporting to you again in six months.

Sincerely,




Anthony T. Dean
Chairman of the Board

November 17, 1997



"The portfolios have performed well, continuing to reward investors by providing dependable tax-free income."

ANSWERING YOUR QUESTIONS


RON TOUPIN, MANAGER OF NUVEEN'S SELECT PORTFOLIOS, TALKS ABOUT THE MUNICIPAL BOND MARKET AND OFFERS INSIGHTS INTO FACTORS THAT AFFECTED THE PERFORMANCE OF THE PORTFOLIOS OVER THE PAST YEAR.


WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE PERFORMANCE OF THE PORTFOLIOS OVER THE PAST YEAR?

Over the past 12 months, minimal inflation and a reduction in the federal deficit brought lower interest rates and an increase in bond prices. The yield on the 30-year Treasury bond dropped from 6.91% to 6.37%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.88% to 5.46% between October 1996 and September 1997. The lower interest rate environment also led to a number of advance refundings by bond issuers.

HOW HAVE THE PORTFOLIOS PERFORMED DURING THIS PERIOD?
As Tony mentioned in his letter to shareholders, total returns on net asset value for the Select Portfolios ranged from 8.58% to 9.68% for the 12 months ended September 30, 1997. This compares well with the average one-year return of 8.47% for the closest peer comparison, the Lipper National Unleveraged Closed-End Funds category. However, the unique structure of the Select Portfolios -- with an essentially fixed portfolio and a defined term -- makes it difficult to compare with peer groups that are comprised of more actively managed funds.

The most important thing to note about the performance of the Select Portfolios is that they are achieving exactly what they were designed to do: provide steady current income. As their net asset values have appreciated, the market has once again begun to realize the value offered by these investments. As a result, we have seen discounts on the portfolios narrow significantly.

GIVEN THE CURRENT MUNICIPAL BOND MARKET, WHAT WAS YOUR APPROACH TO PORTFOLIO MANAGEMENT DURING THIS YEAR?
The Select Portfolios are designed as a source of dependable tax-free income with a set maturity schedule. They provide income and maturity that is similar to individual bonds, while offering the benefits of diversification and ongoing surveillance. Over the past year, we continued to monitor portfolio holdings closely to ensure that they remain fully invested and to anticipate and avoid credit problems. Because of the limited amount of trading in the funds, the fees for the Select Portfolios are lower than those for comparable funds with more actively managed portfolios.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
Overall, we expect supply to increase moderately as the economy continues to grow. A continued decline in yields could also cause new supply to come into the market through refunding of current debt. If volatility in the equity market continues at current levels, we expect demand for bonds to remain strong as shareholders move some of the assets from stocks into bonds.

WHAT ARE YOUR KEY STRATEGIES FOR THE COMING YEAR?
Since stability of income is the foremost portfolio objective, we make changes only when we can improve income or credit quality, or when we reinvest the proceeds of called bonds. Beginning in 2001, a large portion of the bonds in the portfolios could be called by their issuers. Our current strategy calls for restructuring the portfolio to pre-empt some of the bond calls, if interest rates remain lower than they were when the portfolios were originally assembled in 1992. Our approach will be very systematic as we look for opportunities to enhance yields.

ARE THERE ANY SPECIAL SITUATIONS THAT HAVE PROVIDED OPPORTUNITIES TO ENHANCE THE PORTFOLIOS?
One situation involved bonds issued for the Denver airport. We purchased these bonds when we felt that they were undervalued by the market, based on Nuveen research that indicated a potential increase in value. Many of these bonds have already been pre-refunded, improving the credit quality of the portfolios and increasing their value.

Income Portfolio Performance Overview
As of September 30, 1997

NXP


Fund Highlights
---------------------------------------------

Inception Date                           3/92
---------------------------------------------
Share Price                           15 7/16
---------------------------------------------
Net Asset Value                        $15.61
---------------------------------------------
Current Market Yield                    5.83%
---------------------------------------------
Taxable Equivalent Yield(1)             8.45%
---------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------

1-Year                                  9.38%
---------------------------------------------
3-Year                                  9.38%
---------------------------------------------
5-Year                                  7.90%
---------------------------------------------
Since Inception                         8.03%
---------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------

1-Year                                 12.16%
---------------------------------------------
3-Year                                 12.27%
---------------------------------------------
5-Year                                 10.79%
---------------------------------------------
Since Inception                        10.83%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

PIE CHARTS

Credit Quality
AA  11%
A  32%
BBB/NR  17%
AAA 40%


Diversification
Other  8%
Lease Rental  5%
Health Care  9%
Education  5%
Transportation  8%
Housing  16%
Escrowed Bonds  42%



BAR CHART

Dividend History
10/96                   0.0765
11/96                   0.0765
12/96                   0.0765
1/97                    0.0765
2/97                    0.0765
3/97                    0.0765
4/97                    0.0765
5/97                    0.075
6/97                    0.075
7/97                    0.075
8/97                    0.075
9/97                    0.075

Income Portfolio 2 Performance Overview
As of September 30, 1997

NXQ

Fund Highlights
---------------------------------------------

Inception Date                           5/92
---------------------------------------------
Share Price                            15 1/4
---------------------------------------------
Net Asset Value                        $15.37
---------------------------------------------
Current Market Yield                    5.82%
---------------------------------------------
Taxable Equivalent Yield(1)             8.43%
---------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------

1-Year                                  8.93%
---------------------------------------------
3-Year                                  8.96%
---------------------------------------------
5-Year                                  7.65%
---------------------------------------------
Since Inception                         7.67%
---------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------

1-Year                                 11.67%
---------------------------------------------
3-Year                                 11.79%
---------------------------------------------
5-Year                                 10.47%
---------------------------------------------
Since Inception                        10.40%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS

Credit Quality
AA  15%
A  28%
BBB/NR  21%
AAA 36%


Diversification
Industrial Development Revenue  4%
Other  5%
Lease Rental  5%
Health Care  10%
Education  11%
Transportation  7%
Housing  19%
Escrowed Bonds  28%
General Obligation 11%



BAR CHART

Dividend History
10/96                   0.074
11/96                   0.074
12/96                   0.074
1/97                    0.074
2/97                    0.074
3/97                    0.074
4/97                    0.074
5/97                    0.074
6/97                    0.074
7/97                    0.074
8/97                    0.074
9/97                    0.074

Income Portfolio 3 Performance Overview
As of September 30, 1997

NXR


Fund Highlights
---------------------------------------------

Inception Date                           7/92
---------------------------------------------
Share Price                           14 5/16
---------------------------------------------
Net Asset Value                        $14.83
---------------------------------------------
Current Market Yield                    5.79%
---------------------------------------------
Taxable Equivalent Yield(1)             8.39%
---------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------

1-Year                                  9.68%
---------------------------------------------
3-Year                                  9.42%
---------------------------------------------
5-Year                                  7.60%
---------------------------------------------
Since Inception                         6.80%
---------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------

1-Year                                 12.35%
---------------------------------------------
3-Year                                 12.18%
---------------------------------------------
5-Year                                 10.34%
---------------------------------------------
Since Inception                         9.43%
---------------------------------------------




1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS

Credit Quality
AA  29%
A  20%
BBB/NR  23%
AAA 28%


Diversification
Pollution Control  7%
Utilities  4%
Heatlh Care  15%
Lease Rental  5%
Water & Sewer  6%
Education  3%
Transportation  17%
Other  1%
Housing  15%
Escrowed Bonds  20%
General Obligation  7%



BAR CHART

Dividend History
10/96                   0.069
11/96                   0.069
12/96                   0.069
1/97                    0.069
2/97                    0.069
3/97                    0.069
4/97                    0.069
5/97                    0.069
6/97                    0.069
7/97                    0.069
8/97                    0.069
9/97                    0.069

Insured California Performance Overview
As of September 30, 1997

NXC

Fund Highlights
---------------------------------------------

Inception Date                           6/92
---------------------------------------------
Share Price                            14 3/4
---------------------------------------------
Net Asset Value                        $15.06
---------------------------------------------
Current Market Yield                    5.45%
---------------------------------------------
Taxable Equivalent Yield
   (Federal Only)(1)                    7.90%
---------------------------------------------
Taxable Equivalent Yield
   (Federal and State)(1)               8.72%
---------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------

1-Year                                  9.04%
---------------------------------------------
3-Year                                  8.92%
---------------------------------------------
5-Year                                  7.37%
---------------------------------------------
Since Inception                         6.80%
---------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------

1-Year                                 12.44%
---------------------------------------------
3-Year                                 12.42%
---------------------------------------------
5-Year                                 10.85%
---------------------------------------------
Since Inception                        10.14%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS

Credit Quality
Escrowed  14%
Insured  86%


Diversification
Utilities  12%
Other  13%
Lease Rental  15%
Water & Sewer  17%
Health Care  9%
Transportation  15%
Escrowed Bonds  14%
General Obligation 5%



BAR CHART

Dividend History
10/96                   0.067
11/96                   0.067
12/96                   0.067
1/97                    0.067
2/97                    0.067
3/97                    0.067
4/97                    0.067
5/97                    0.067
6/97                    0.067
7/97                    0.067
8/97                    0.067
9/97                    0.067

Insured New York Performance Overview
As of September 30, 1997

NXN


Fund Highlights
---------------------------------------------

Inception Date                           6/92
---------------------------------------------
Share Price                            14 3/4
---------------------------------------------
Net Asset Value                        $14.80
---------------------------------------------
Current Market Yield                    5.29%
---------------------------------------------
Taxable Equivalent Yield
   (Federal Only)(1)                    7.67%
---------------------------------------------
Taxable Equivalent Yield
   (Federal and State)(1)               8.20%
---------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------

1-Year                                  8.58%
---------------------------------------------
3-Year                                  8.57%
---------------------------------------------
5-Year                                  7.14%
---------------------------------------------
Since Inception                         6.31%
---------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------

1-Year                                 11.64%
---------------------------------------------
3-Year                                 11.70%
---------------------------------------------
5-Year                                 10.24%
---------------------------------------------
Since Inception                         9.28%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
PIE CHARTS

Credit Quality
Escrowed  19%
Insured  81%


Diversification
Utilities  4%
Other  7%
Water & Sewer  13%
Education  23%
Transportation  7%
Housing  15%
Escrowed Bonds  19%
General Obligation 12%



BAR CHART

Dividend History
10/96                   0.065
11/96                   0.065
12/96                   0.065
1/97                    0.065
2/97                    0.065
3/97                    0.065
4/97                    0.065
5/97                    0.065
6/97                    0.065
7/97                    0.065
8/97                    0.065
9/97                    0.065

Shareholder Meeting Report
Annual Meeting Date: July 24, 1997

                                        NXP               NXQ               NXR              NXC               NXN
-----------------------------------------------------------------------------------------------------------------------
Total Shares Outstanding:        16,378,097.0000   17,607,068.0000   12,964,123.0000   6,257,068.0000    3,907,068.0000
-----------------------------------------------------------------------------------------------------------------------
Total Shares Voted:              14,792,774.3230   16,093,906.4310   11,947,944.1350   5,702,618.9890    3,614,544.7600
-----------------------------------------------------------------------------------------------------------------------

James E. Bacon
   For                           14,616,637.6510   15,977,916.1840   11,844,463.7860   5,662,040.0250    3,595,872.7930
   Withhold                         176,136.6720      115,990.2470      103,480.3490      40,578.9640       18,671.9670
-----------------------------------------------------------------------------------------------------------------------
      Total                      14,792,774.3230   16,093,906.4310   11,947,944.1350   5,702,618.9890    3,614,544.7600

Anthony T. Dean
   For                           14,613,399.6510   15,980,030.1840   11,842,999.7860   5,665,017.0250    3,596,172.7930
   Withhold                         179,374.6720      113,876.2470      104,944.3490      37,601.9640       18,371.9670
-----------------------------------------------------------------------------------------------------------------------
      Total                      14,792,774.3230   16,093,906.4310   11,947,944.1350   5,702,618.9890    3,614,544.7600

William L. Kissick
   For                           14,615,599.6510   15,979,301.1840   11,843,917.7860   5,666,717.0250    3,595,872.7930
   Withhold                         177,174.6720      114,605.2470      104,026.3490      35,901.9640       18,671.9670
-----------------------------------------------------------------------------------------------------------------------
      Total                      14,792,774.3230   16,093,906.4310   11,947,944.1350   5,702,618.9890    3,614,544.7600

Thomas E. Leafstrand
   For                           14,617,702.6510   15,979,038.1840   11,838,872.7860   5,665,717.0250    3,596,172.7930
   Withhold                         175,071.6720      114,868.2470      109,071.3490      36,901.9640       18,371.9670
-----------------------------------------------------------------------------------------------------------------------
      Total                      14,792,774.3230   16,093,906.4310   11,947,944.1350   5,702,618.9890    3,614,544.7600

Timothy R. Schwertfeger
   For                           14,613,532.6510   15,978,211.1840   11,840,599.7860   5,665,717.0250    3,595,872.7930
   Withhold                         179,241.6720      115,695.2470      108,344.3490      36,901.9640       18,671.9670
-----------------------------------------------------------------------------------------------------------------------
      Total                      14,792,774.3230   16,093,906.4310   11,948,944.1350   5,702,618.9890    3,614,544.7600

Sheila W. Wellington
   For                           14,619,002.6510   15,977,678.1840   11,842,591.7860   5,664,317.0250    3,596,172.7930
   Withhold                         173,771.6720      116,228.2470      106,352.3490      38,301.9640       18,371.9670
-----------------------------------------------------------------------------------------------------------------------
      Total                      14,792,774.3230   16,093,906.4310   11,948,944.1350   5,702,618.9890    3,614,544.7600

Ratification of Auditors
   For                           14,583,789.9790   15,878,183.7850   11,807,923.3520   5,629,291.8340    3,572,485.7120
   Against                           37,711.8740       64,686.8060       46,719.3610       3,102.8940        9,360.5530
   Abstain                          171,272.4700      151,034.8400       93,302.4220      70,223.2610       32,700.4950
-----------------------------------------------------------------------------------------------------------------------
      Total                      14,792,774.3230   16,093,905.4310   11,947,945.1350   5,702,617.9890    3,614,546.7600

Financial Section
     Contents

14   Portfolio of Investments

31   Statement of Net Assets

33   Statement of Operations

35   Statement of Changes in Net Assets

38   Notes to Financial Statements

44   Financial Highlights

Portfolio of Investments
Nuveen Select Tax-Free
Income Portfolio (NXP)
(Unaudited)
 Principal                                                                                   Optional Call                    Market
     Amount   Description                                                                    Provisions*      Ratings**        Value
              ALABAMA - 0.2%

$   535,000   Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds         4/04 at 102     Aaa        $   569,384
                (Collateralized Home Mortgage Revenue Bond Program), 1994 Series A-1 Bonds,
                6.550%, 10/01/14

------------------------------------------------------------------------------------------------------------------------------------
              ARKANSAS - 1.1%

  2,500,000   Little Rock Health Facilities Board (Arkansas), Refunding Revenue Bonds         4/02 at 102     A            2,719,325
                 (Baptist Medical Center/Parkway Village Project), Series 1992,
                 7.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA - 6.4%

  4,750,000   California State Public Works Board, Lease Revenue Bonds (California Community  3/04 at 102     Aaa          5,564,720
                Colleges), 1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

  4,905,000   California Statewide Communities Development Authority, Revenue Certificates    8/02 at 102     A1           5,296,664
                 of Participation (Cedars-Sinai Medical Center), 6.500%, 8/01/15

  3,000,000   State Public Works Board of the State of California Lease Revenue Bonds        11/04 at 102     Aaa          3,529,560
                (Department of Corrections), 1994 Series A (California State of
                Prison-Monterey County (Soledad II), 6.875%, 11/01/14
                (Pre-refunded to 11/01/04)

  2,000,000   Los Angeles County Metropolitan Transportation Authority (California),          7/03 at 102     Aaa          2,034,340
                Proposition A, Sales Tax Revenue Refunding Bonds, Series 1993-A,
                5.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
              COLORADO - 7.5%

              Colorado Housing Finance Authority, Single Family Program Senior Revenue Bonds,
              Series 1992A-1:
  4,190,000     6.800%, 11/01/12                                                               5/02 at 102    AA           4,450,409
  1,175,000     6.875%, 11/01/16                                                               5/02 at 102    AA           1,245,665

 10,750,000   City and County of Denver, Colorado, Airport System Revenue Bonds,               No Opt. Call   Baa1        13,419,225
                Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 0.4%

  1,000,000   District of Columbia, Hospital Revenue and Refunding Bonds (Medlantic            8/06 at 102     Aaa         1,035,090
                Healthcare Group, Inc. Issue), Series 1996A, 5.750%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
              FLORIDA - 3.1%

  7,000,000   State Board of Education of Florida, Public Education Capital Outlay Bonds,      6/02 at 101     Aaa         7,762,230
                Series 1991-C, 6.625%, 6/01/22 (Pre-refunded to 6/01/02)

    250,000   Escambia County, Florida, Pollution Control Revenue Bonds (Champion             12/03 at 102    Baa1           254,683
                International Project), Series 1993, 5.875%, 6/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              ILLINOIS - 12.0%

  1,260,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds (Loyola       7/01 at 102      A1         1,406,551
                University of Chicago), Series 1991-A, 7.125%, 7/01/11 (Pre-refunded to 7/01/01)

  3,000,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds               7/03 at 102      A1         3,308,850
                (Loyola University of Chicago), Series 1989-A, 6.100%, 7/01/15
                (Pre-refunded to 7/01/03)

  2,365,000   Illinois Health Facilities Authority, Revenue Bonds and Revenue Refunding       No Opt. Call     AA-         2,637,968
                 Bonds, Series 1992B (Evangelical Hospitals Corporation), 6.500%, 4/15/09

  3,850,000   Illinois Health Facilities Authority, Revenue Bonds (Sarah Bush Lincoln          5/02 at 102     Aaa         4,387,383
                 Health Center), Series 1992, 7.250%, 5/15/22 (Pre-refunded to 5/15/02)

  2,000,000   State of Illinois General Obligation Bonds, Series of August 1994,               8/04 at 102      AA         2,080,140
                  5.875%, 8/01/14

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              ILLINOIS - continued

              City of Chicago Heights, Illinois, General Obligation Bonds, Series 1993 (Corporate
              Purpose Bonds):
 $3,820,000     5.650%, 12/01/15                                                              12/08 at 100    Aaa        $ 3,931,964
  2,600,000     5.650%, 12/01/17                                                              12/08 at 100    Aaa          2,667,366

  7,000,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A,           11/02 at 102    Aaa          7,857,710
                6.600%, 11/15/22 (Pre-refunded to 11/15/02)

  2,500,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and Will    6/03 at 102    Aaa          2,611,350
                Counties in Illinois), General Obligation Bonds, Series 1993A, 5.800%, 6/01/13


------------------------------------------------------------------------------------------------------------------------------------
              INDIANA - 2.7%

  3,000,000   Indiana Bond Bank, Special Hospital Program (Hendricks Community Hospital        4/02 at 102      A          3,306,090
                Financing Program), Series 1992A, 7.125%, 4/01/13

              Indiana Bond Bank, Special Program Bonds, Series 1992 A:
  1,000,000     7.000%, 8/01/12                                                                2/02 at 102      A          1,084,990
  2,250,000     7.000%, 8/01/18                                                                2/02 at 102      A          2,429,370


------------------------------------------------------------------------------------------------------------------------------------
              IOWA - 1.1%

  2,565,000   Woodbury County, Iowa, Hospital Facility Revenue Bonds (St. Luke's               3/01 at 102      Aaa        2,816,396
                 Regional Medical Center Project), Series 1991A, 6.750%, 3/01/21
                 (Pre-refunded to 3/01/01)


------------------------------------------------------------------------------------------------------------------------------------
              KANSAS - 4.0%

  9,000,000   City of Wichita, Kansas, Revenue Bonds (CSJ Health System of Wichita, Inc.),    11/01 at 102       A+       10,300,950
                Series 1985 XXV (Remarketed), 7.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
              KENTUCKY - 1.4%

  3,230,000   Lexington-Fayette Urban County Government (Kentucky), Governmental Project      11/04 at 102      Aaa        3,663,078
                Revenue Bonds, Series 1994 (University of Kentucky Alumni Association,
                Inc. Commonwealth Library Project), 6.750%, 11/01/15


------------------------------------------------------------------------------------------------------------------------------------
              MAINE - 2.4%

              Maine Educational Loan Authority, Educational Loan Revenue Bonds,
              Series 1992A-1 (Supplemental Educational Loan Program):
  2,040,000     6.800%, 12/01/07 (Alternative Minimum Tax)                                    12/02 at 102       Aaa       2,195,224
  2,310,000     7.000%, 12/01/16 (Alternative Minimum Tax)                                    12/02 at 102       Aaa       2,491,150

  1,270,000   Maine Educational Loan Authority, Educational Loan Revenue Bonds,               12/02 at 102         A       1,375,067
                Series 1992A-2 (Supplemental Educational Loan Program),
                7.150%, 12/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              MASSACHUSETTS - 0.9%

  2,000,000   Plymouth County (Massachusetts), Certificates of Participation (Plymouth County 10/02 at 102        A-       2,239,420
                Correctional Facility), Series A, 7.000%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
              MISSISSIPPI - 1.6%

  3,600,000   Calhoun County (Mississippi), Solid Waste Disposal Revenue Bonds (Weyerhauser    4/07 at 103        A        3,995,208
                Company Project), Series 1992, 6.875%, 4/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              NEW HAMPSHIRE - 4.1%

 10,000,000   New Hampshire Housing Finance Authority, Multi-Family Housing Revenue Refunding  7/01 at 102        A1      10,545,100
                Bonds, 1991 Series 1, 7.050%, 7/01/11

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              NEW YORK - 11.6%

 $2,090,000   New York Local Government Assistance Corporation, New York, Series 1991B,       4/01 at 100     Aaa         $2,283,764
                7.000%, 4/01/21 (Pre-refunded to 4/01/01)

  1,365,000   New York Local Government Assistance Corporation (A Public Benefit              4/02 at 102     Aaa          1,542,054
                Corporation of the State of New York), Series 1991D Bonds,
                7.000%, 4/01/18 (Pre-refunded to 4/01/02)

  1,395,000   New York Medical Care Facilities Finance Agency, Mental Health                  2/02 at 102     A-           1,587,956
                Services Facilities Improvement Revenue Bonds, 1991 Series D,
                7.400%, 2/15/18 (Pre-refunded to 2/15/02)

  1,425,000   New York Medical Care Facilities Finance Agency, Mental Health                  2/02 at 102     A-           1,598,109
                Services Facilities Improvement Revenue Bonds, 1991 Series D,
                7.400% 2/15/18

  4,465,000   New York State Dormitory Authority, State University Educational                5/02 at 102     Aaa          5,102,379
                Facilities Revenue Bonds, Series 1991A, 7.250%, 5/15/18
                (Pre-refunded to 5/15/02)

    180,000   New York State Medical Care Facilities Finance Agency, Mental Health            2/01 at 102     Aaa            202,003
                 Services Facilities Improvement Revenue Bonds, 1991 Series A,
                 7.500%, 2/15/21 (Pre-refunded 2/15/01)

    900,000   New York State Medical Care Facilities Finance Agency, Mental Health Services   2/01 at 102     A-             998,793
                Facilities, Improvement Revenue Bonds, 1991 Series A, 7.500%, 2/15/21

  7,250,000   Metropolitan Transportation Authority (New York), Commuter Facilities           7/01 at 102     Baa1         7,904,603
                 1987 Service Contract Bonds, Series 5, 7.000%, 7/01/12

  3,000,000   Metropolitan Transportation Authority (New York), Transit Facilities            7/02 at 100     Baa1         3,095,820
                 Service Contract Bonds, Series N, 6.000%, 7/01/11

  5,170,000   The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series A, 8/04 at 101 1/2 Baa1         5,517,734
                6.250%, 8/01/10


------------------------------------------------------------------------------------------------------------------------------------
              OHIO - 1.2%

  2,845,000   Ohio Housing Finance Agency Residential Mortgage Revenue Bonds (Mortgage-Backed 9/07 at 102     AAA          3,005,828
                Securities), 1997 Series A1, 6.050%, 9/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA - 5.0%

  2,500,000   Pennsylvania Higher Educational Facilities Authority Revenue Bonds              8/02 at 102     Aa3          2,732,300
                (Thomas Jefferson University), 1992 Series A, 6.625%, 8/15/09

  1,580,000   Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue            4/02 at 102     AA+          1,677,612
                 Bonds, Series 1992-33, 6.900%, 4/01/17

  7,235,000   Delaware County Authority (Pennsylvania), First Mortgage Revenue Bonds          4/02 at 102     N/R          8,441,075
                (The Dunwoody Project), Series 1992, 8.125%, 4/01/17
                (Pre-refunded to 4/01/02)

------------------------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA - 3.9%

  5,000,000   South Carolina Housing Finance and Development Authority, Multifamily Housing   5/02 at 102     Aaa          5,280,500
                Revenue Bonds, 1992 Series A, 6.875%, 11/15/23

  4,060,000   York County (South Carolina), Public Facilities Corporation,                    6/01 at 102     Aaa          4,582,847
                Certificates of Participation (York County Justice Center Project),
                Series 1991, 7.500%, 6/01/11 (Pre-refunded to 6/01/01)


------------------------------------------------------------------------------------------------------------------------------------
              TENNESSEE - 2.3%

  5,750,000   Memphis-Shelby County Airport Authority (Tennessee), Airport Special             7/03 at 102    BBB          5,960,335
                Facilities and Project Revenue Bonds (Federal Express Corporation),
                Series 1993, 6.200%, 7/01/14 (Alternative Minimum Tax)

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              TEXAS - 9.6%

 $9,825,000   Harris County Health Facilities Development Corporation (Texas), Hospital       6/02 at 102     A2         $11,217,989
                Revenue Bonds (Memorial Hospital System Project), Series 1992,
                7.125%, 6/01/15 (Pre-refunded to 6/01/02)

  4,000,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution Control    4/02 at 102     A+           4,336,120
                Revenue Bonds (Hoechst Celanese Corporation), Series 1992,
                6.875%, 4/01/17 (Alternative Minimum Tax)

  3,500,000   Red River Authority (Texas), Pollution Control Revenue Bonds (Hoechst Celanese  4/02 at 102     A+           3,801,175
                Corporation), Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)

  4,705,000   City of San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992,  5/02 at 100     Aaa          4,892,871
                6.000%, 5/15/16

    295,000   San Antonio Water System Revenue Refunding Bonds, Series 1992, 6.000%, 5/15/16  No Opt. Call    Aaa            317,308


------------------------------------------------------------------------------------------------------------------------------------
              VIRGINIA - 2.1%

  5,070,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,            1/02 at 102      Aa1         5,362,640
                1992 Series A, 7.100%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
              WASHINGTON - 9.2%

  2,750,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1992         2/02 at 102      AA-         2,976,408
                (Sacred Heart Medical Center, Spokane), 6.875%, 2/15/12

 10,000,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue  7/01 at 102      Aaa        11,077,200
                Bonds, Series 1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)

  2,500,000   Public Utility District No. 1 of Snohomish County, Washington, Electric         1/01 at 102      A1          2,689,925
                System Refunding Revenue Bonds, Series 1991 A, 7.000%, 1/01/16

  5,700,000   Public Utility District No. 1 of Snohomish County, Washington,                  1/02 at 102      Aaa         6,739,680
                 Generation System Revenue Bonds, Series 1989, 6.750%, 1/01/12


------------------------------------------------------------------------------------------------------------------------------------
              WEST VIRGINIA - 1.3%

  1,000,000   West Virginia Housing Development Fund, Housing Finance Bonds, 1992 Series A,   5/02 at 103      Aaa         1,076,200
                7.000%, 5/01/24

  1,885,000   Marshall County, West Virginia, Special Obligation Refunding Bonds,             No Opt. Call     AAA         2,147,976
                Series 1992, 6.500%, 5/15/10


------------------------------------------------------------------------------------------------------------------------------------
              WISCONSIN - 2.1%

  5,000,000   Wisconsin Housing and Economic Development Authority, Multi-Family              4/02 at 102       A1         5,315,749
                Housing Revenue Bonds, 1992 Series B, 7.050%, 11/01/22


------------------------------------------------------------------------------------------------------------------------------------
              WYOMING - 1.3%

  3,000,000   Wyoming Community Development Authority, Single Family Mortgage Revenue Bonds   11/01 at 103      AA         3,197,309
                (Federally Insured or Guaranteed Mortgage Loans), Series 1988-G,
                7.200%, 6/01/10 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
$228,155,000  Total Investments - (cost $223,870,838) - 98.5%                                                            251,874,882
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.5%                                                                         3,820,361
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                         $255,695,243
              ======================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Select Tax-Free
Income Portfolio 2 (NXQ)
(Unaudited)
 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              CALIFORNIA - 4.9%

$ 3,250,000   California State Public Works Board, Lease Revenue Bonds (California            3/04 at 102     Aaa        $ 3,807,440
                Community Colleges), 1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

  2,000,000   State Public Works Board of the State of California, Lease Revenue              No Opt. Call    A1           2,078,660
                Refunding Bonds (The Regents of the University of California),
                1993 Series A (Various University of California Projects), 5.500%, 6/01/14

  5,000,000   State Public Works Board of the State of California Lease Revenue Bonds         11/04 at 102    Aaa          5,882,600
                (Department of  Corrections), 1994 Series A (California State of
                Prison-Monterey County (Soledad II)), 6.875%, 11/01/14
                (Pre-refunded to 11/01/04)

    500,000   County of Contra Costa, California (Merrithew Memorial Hospital Replacement     11/07 at 102    Aaa            499,670
                 Project), Refunding Series of 1997, 5.375%, 11/01/17

  1,000,000   City of Fresno, California, Health Facility Revenue Refunding Bonds,            12/03 at 102    Aaa          1,021,240
                Series 1993A (Holy Cross Health System Corporation), 5.625%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
              COLORADO - 6.3%

  4,240,000   Colorado Housing Finance Authority, Single Family Program Senior Bonds,         5/02 at 102     AA           4,491,432
                Series 1992A-3,7.000%, 11/01/24 (Alternative Minimum Tax)

 11,465,000   City and County of Denver, Colorado, Airport System Revenue Bonds,              11/02 at 102    Baa1        12,669,398
                Series 1992B, 7.250%, 11/15/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 5.1%

  7,500,000   District of Columbia (Washington D.C.), General Obligation Bonds, Series 1992B, 6/02 at 102     Aaa          8,151,000
                6.300%, 6/01/12

  4,600,000   District of Columbia Hospital Revenue Refunding Bonds (Washington               8/02 at 102     Baa1         5,211,110
                Hospital Center), Series 1992-A, 7.125%, 8/15/19 (Pre-refunded to 8/15/02)

    500,000   District of Columbia, Hospital Revenue and Refunding Bonds                      8/06 at 102     Aaa            517,545
                (Medlantic Healthcare Group, Inc. Issue), Series 1996A, 5.750%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
              FLORIDA - 3.3%

  8,180,000   Hillsborough County (Florida), Environmentally Sensitive Land Acquisition       7/02 at 102     A            8,826,138
                 and Protection Program Bonds, Series 1992, 6.375%, 7/01/11


------------------------------------------------------------------------------------------------------------------------------------
              ILLINOIS - 12.0%

  3,750,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds              12/04 at 100    BBB          3,992,363
                (Columbia College), Series 1992, 6.875%, 12/01/17

  2,500,000   Illinois Educational Facilities Authority, Revenue Bonds, Series 1993           12/03 at 102    BBB          2,539,025
                 (Columbia College), 6.125%, 12/01/18

  8,500,000   Chicago Metropolitan Housing Development Corporation (Illinois),                7/02 at 102     AA           9,010,000
                Housing Development Revenue Refunding Bonds (FHA-Insured Mortgage
                Loans-Section 8 Assisted Projects), Series 1992A, 6.800%, 7/01/17

  8,070,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A,           11/02 at 102    Aaa          9,058,817
                6.600%, 11/15/22 (Pre-refunded to 11/15/02)

              Metropolitan Pier and Exposition Authority (Illinois), McCormick
              Place Expansion Project Bonds, Series 1992A:
  2,205,000     6.500%, 6/15/22 (Pre-refunded to 6/15/03)                                     6/03 at 102     Aaa          2,480,868
     45,000     6.500%, 6/15/22                                                               6/03 at 102     A+              48,827

  5,000,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and        6/03 at 102     Aaa          5,222,700
                Will Counties in Illinois), General Obligation Bonds, Series 1993A,
                5.800%, 6/01/13

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              INDIANA - 5.9%

$10,000,000   Indiana Educational Facilities Authority, Educational Facilities Refunding      1/02 at 102     Aaa        $10,952,900
                Revenue Bonds (Butler University Project), Series 1992A, 6.600%, 1/01/18

  2,005,000   Howard County Jail and Juvenile Detention Center Corporation (Indiana),         1/02 at 102     A1           2,233,831
                First Mortgage Revenue Bonds, Series 1992, 6.850%, 1/01/12
                (Pre-refunded to 1/01/02)

  2,400,000   Westfield-Washington South School Building Corporation (Indiana), First         7/02 at 102     A            2,667,048
                 Mortgage Revenue Bonds (Series 1992), 6.500%, 7/15/13 (Pre-refunded to 7/15/02)


------------------------------------------------------------------------------------------------------------------------------------
              KENTUCKY - 2.4%

              Kentucky Housing Corporation, Housing Revenue Bonds (Federally
              Insured or Guaranteed Mortgage Loans), Series 1992A:
  4,455,000     6.600%, 7/01/11                                                               7/02 at 102     Aaa          4,697,040
  1,735,000     6.700%, 7/01/17                                                               7/02 at 102     Aaa          1,823,988


------------------------------------------------------------------------------------------------------------------------------------
              LOUISIANA - 4.7%

              Louisiana Public Facilities Authority, Revenue Bonds, 1992 Series
              Tulane University of Louisiana:
  2,590,000     6.625%, 11/15/21 (Pre-refunded to 11/15/02)                                   11/02 at 102     A1          2,903,908
  8,835,000     6.625%, 11/15/21                                                              11/02 at 102     A1          9,693,585


------------------------------------------------------------------------------------------------------------------------------------
              MASSACHUSETTS - 2.7%

  3,000,000   Massachusetts Health and Educational Facilities Revenue Bonds (Jordan           10/02 at 102     A-          3,251,460
                 Memorial Hospital Issue), Series 1992C, 6.875%, 10/01/22

              Massachusetts State General Obligation Refunding Bonds, Series 1991-B:
  2,045,000     6.500%, 8/01/11 (Pre-refunded to 8/01/01)                                     8/01 at 102      AAA         2,245,921
  1,585,000     6.500%, 8/01/11                                                               8/01 at 102      A1          1,723,909


------------------------------------------------------------------------------------------------------------------------------------
              MICHIGAN - 1.6%

  3,565,000   City of Royal Oak (Michigan), Hospital Finance Authority, Revenue Bonds         1/02 at 102      AA          3,847,633
                (Beaumont Properties, Inc.), Series 1992E, 6.625%, 1/01/19

    435,000   Royal Oak Hospital Finance Authority Revenue Bonds Series 1992-E (Beaumount     1/02 at 102      Aaa           481,419
                Properties Inc), 6.625%, 1/01/19 (Pre-refunded to 1/01/02)


------------------------------------------------------------------------------------------------------------------------------------
              MONTANA - 0.8%

  2,065,000   City of Billings, Montana, Tax Increment Urban Renewal Bonds, Refunding         3/02 at 101      Baa         2,245,543
                 Series 1992, 7.100%, 3/01/08


------------------------------------------------------------------------------------------------------------------------------------
              NEVADA - 0.2%

    500,000   Clark County, Nevada, General Obligation (Limited Tax), Las Vegas               7/06 at 101      Aaa           505,220
                Convention and Visitors Authority Bonds, Series September 1, 1996,
                5.500%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
              NEW YORK - 11.0%

  2,695,000   Dormitory Authority of the State of New York, State University Educational      5/00 at 102      Aaa         2,956,415
                Facilities, Revenue Bonds, Series 1989B, 7.250%, 5/15/15 (Pre-refunded to 5/15/00)

  4,000,000   New York State Medical Care Facilities Finance Agency, New York Hospital        2/05 at 102      Aaa         4,498,480
                FHA-Insured Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series),
                6.750%, 8/15/14

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              NEW YORK - continued

 $3,850,000   Metropolitan Transportation Authority (New York), Transit Facilities            7/02 at 100     Baa1       $ 3,972,969
                Service Contract Bonds, Series N, 6.000%, 7/01/11

  3,150,000   The City of New York (New York), General Obligation Bonds, Fiscal 1992          2/02 at 101 1/2 Baa1         3,457,094
                Series H, 7.100%, 2/01/12

              New York City General Obligation Bonds Fiscal 1992 Series H:
  1,990,000     7.100%, 2/01/11 (Pre-refunded to 2/01/02)                                     2/02 at 101 1/2 Baa1         2,235,904
  6,010,000     7.100%, 2/01/11                                                               2/02 at 101 1/2 Baa1         6,595,915

  5,000,000   Triborough Bridge and Tunnel Authority, Convention Center Project Bonds,        No Opt. Call    Baa1         5,919,200
                 Series E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
              OHIO - 2.3%

  2,800,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System),       8/05 at 102     A1           2,997,820
                Series 1995, 6.250%, 8/15/14

  3,000,000   County of Erie, Ohio Hospital Improvement and Refunding Revenue Bonds,          1/02 at 102     A            3,248,430
                Series 1992 (Firelands Community Hospital Project), 6.750%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
              OKLAHOMA - 2.4%

  6,000,000   Water and Sewer System Revenue Bonds, Series 1992A, Oklahoma City Water         7/02 at 100     Aaa          6,445,260
                 Utilities Trust, Oklahoma City, Oklahoma, 6.400%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA - 2.6%

  6,295,000   Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue       6/02 at 100     Aaa          6,968,691
                Bonds (City of Philadelphia Funding Program), Series of 1992,
                6.800%, 6/15/22 (Pre-refunded to 6/15/02)


------------------------------------------------------------------------------------------------------------------------------------
              RHODE ISLAND - 2.3%

  5,500,000   Rhode Island Depositors Economic Corporation, Special Obligation Bonds,         8/02 at 102     Aaa          6,216,540
                6.900%, 8/01/13 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA - 2.8%

  7,000,000   Richland County (South Carolina), Solid Waste Disposal Facilities Revenue       5/02 at 102     A1           7,581,630
                Bonds (Union Camp Corporation Project), Series 1992-A, 6.750%, 5/01/22
                (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              TENNESSEE - 5.3%

  8,895,000   Tennessee Housing Development Agency, Homeownership Program Bonds, Issue WR,    7/02 at 102     AA           9,369,904
                Series 1992, 6.800%, 7/01/17

  4,500,000   Memphis-Shelby County Airport Authority (Tennessee), Special Facilities Revenue 9/01 at 103     BBB          5,065,965
                Bonds, Series 1984 (Federal Express Corporation), 7.875%, 9/01/09


------------------------------------------------------------------------------------------------------------------------------------
              TEXAS- 7.8%

  3,275,000   Bexar County (Texas), Health Facilities Development Corporation, Hospital       8/04 at 102     Aaa          3,798,804
                Revenue Bonds (Baptist Memorial Hospital System Project), Series 1994,
                6.900%, 2/15/14 (Pre-refunded to 8/15/04)

  4,805,000   Cleveland Housing Corporation (Texas), Mortgage Revenue Refunding Bonds,        1/01 at 102     Aaa          5,093,829
                Series 1992-C (FHA Insured-Section 8), 7.375%, 7/01/24

  2,500,000   Harris County Health Facilities Development Corporation, Texas Children's       10/05 at 102    Aaa          2,519,125
                 Hospital Project, Series 1995, 5.500%, 10/01/16

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              TEXAS - continued

$ 7,600,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution Control    4/02 at 102      A+        $ 8,238,628
                Revenue Bonds (Hoechst Celanese Corporation), Series 1992,
                6.875%, 4/01/17 (Alternative Minimum Tax)

  1,460,000   Red River Authority (Texas), Pollution Control Revenue Bonds (Hoechst Celanese  4/02 at 102      A+          1,585,633
                Corporation), Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              UTAH - 1.2%

  1,370,000   Utah Housing Finance Agency, Single Family Mortgage Purchase Refunding          7/02 at 102     Aa1          1,450,981
                Senior Bonds, Series 1992, 6.800%, 1/01/12

  1,655,000   Municipal Building Authority of Ogden City School District, Weber County,       1/02 at 101     Baa1         1,749,683
                Utah, Lease Revenue Bonds (Central Middle School Project), Series 1992,
                6.700%, 1/01/12


------------------------------------------------------------------------------------------------------------------------------------
              VERMONT - 1.4%

  3,600,000   Vermont Industrial Development Authority, Industrial Development Refunding      9/02 at 102      A           3,877,776
                Revenue Bonds (Stanley Works Project), Series 1992, 6.750%, 9/01/10


------------------------------------------------------------------------------------------------------------------------------------
              VIRGINIA - 0.8%

  2,000,000   Industrial Development Authority of Covington-Alleghany County, Virginia,       4/02 at 102      A-          2,218,500
                Hospital Facility Revenue Bonds (Alleghany Regional Hospital), Series 1992,
                6.625%, 4/01/12 (Pre-refunded to 4/01/02)


------------------------------------------------------------------------------------------------------------------------------------
              WASHINGTON - 4.0%

              Washington Public Power Supply System, Nuclear Project No. 3, Refunding
              Revenue Bonds, Series 1991A:
  3,600,000     6.750%, 7/01/11 (Pre-refunded to 7/01/01)                                     7/01 at 102      Aa1         3,972,312
  6,160,000     6.500%, 7/01/18 (Pre-refunded to 7/01/01)                                     7/01 at 102      Aa1         6,744,214


------------------------------------------------------------------------------------------------------------------------------------
              WEST VIRGINIA - 0.7%

  1,750,000   West Virginia School Building Authority Capital Improvement Revenue             7/02 at 102      A           1,950,462
                Series 1992-A, 6.625%, 7/01/22 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
              WISCONSIN - 3.9%

 10,000,000   Wisconsin Housing and Economic Development Authority, Multi-Family              4/02 at 102      A1         10,624,699
                 Housing Revenue Bonds, 1992 Series D, 7.200%, 11/01/13 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$243,980,000  Total Investments - (cost $241,482,866) -98.4%                                                             266,137,101
============------------------------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.3%

$    900,000  Regional Airports Improvement Corporation Facilities Sublease Revenue Bonds, Issue of            A-1+          900,000
============    1985, Lax Two Corporation (Los Angeles International Airport), Variable Rate Demand
                Bonds, 3.850%, 12/01/25+
              ----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.3%                                                                         3,522,295
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                         $270,559,396
              ======================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Select Tax-Free
Income Portfolio 3 (NXR)
(Unaudited)
 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              CALIFORNIA - 3.0%

$ 3,000,000   State Public Works Board of the State of California Lease Revenue Bonds         11/04 at 102    Aaa        $ 3,529,560
                (Department of Corrections), 1994 Series A (California State of
                Prison-Monterey County (Soledad II)), 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

    500,000   City of Fresno, California, Health Facility Revenue Refunding Bonds             12/03 at 102    Aaa            507,310
                 (Holy Cross Health System Corporation), 5.625%, 12/01/18

  1,530,000   City of Torrance (California), Hospital Revenue Bonds (Little Company           7/02 at 102     A            1,658,489
                 of Mary Hospital Project), Series 1992, 6.875%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
              COLORADO - 6.9%

  2,500,000   City of Colorado Springs, Colorado, Utilities System Refunding Revenue          11/02 at 100    AA           2,629,050
                Bonds, Series 1992A, 6.125%, 11/15/20

  1,500,000   City and County of Denver, Colorado, Airport System Revenue Bonds,              No Opt. Call    Baa1         1,872,450
                Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

  4,000,000   City and County of Denver, Colorado, Airport System Revenue Bonds,              11/02 at 102    Baa1         4,481,640
                Series 1992B, 7.250%, 11/15/23 (Alternative Minimum Tax)

  4,000,000   City and County of Denver, Colorado, Airport System Revenue Bonds,              11/02 at 102    Baa1         4,288,360
                Series 1992C, 6.750%, 11/15/13 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              CONNECTICUT - 0.1%

    250,000   Connecticut Health and Educational Authority Revenue Bonds, Bridgeport          7/02 at 102     Aaa            273,935
                 Hospital Issue, Series 1992-A, 6.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 3.5%

  4,245,000   District of Columbia (Washington, D.C.), General Obligation Bonds,              6/03 at 102     Aaa          4,465,400
                Series 1993 E, 6.000%, 6/01/13

  2,000,000   District of Columbia Hospital Revenue Refunding Bonds (Washington               8/02 at 102     Baa1         2,265,700
                Hospital Center), Series 1992-A, 7.125%, 8/15/19 (Pre-refunded to 8/15/02)


------------------------------------------------------------------------------------------------------------------------------------
              FLORIDA - 2.3%

  3,865,000   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium Project),           5/02 at 102     N/R          4,434,856
                Series 1992, 7.550%, 5/01/12 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
              GEORGIA - 2.4%

              Fulco Hospital Authority, Refunding Revenue Anticipation
              Certificates (Georgia Baptist Health Care System Project), Series
              1992B:
  2,250,000     6.250%, 9/01/13 (Pre-refunded to 9/01/02)                                     9/02 at 102     Baa1         2,478,555
  2,000,000     6.375%, 9/01/22 (Pre-refunded to 9/01/02)                                     9/02 at 102     Baa1         2,214,140


------------------------------------------------------------------------------------------------------------------------------------
              ILLINOIS - 14.2%

  1,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992C               No Opt. Call    AA-          1,680,345
                (Evangelical Hospitals Corporation), 6.250%, 4/15/22

  4,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992B               9/02 at 102     Aaa          4,392,040
                (Franciscan Sisters Health Care Corporation Project), 6.625%, 9/01/13

  1,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992                10/02 at 102    Baa1         1,061,790
                (Mercy Center for Health Care Services), 6.650%, 10/01/22

  7,750,000   The Illinois State Toll Highway Authority, Toll Highway Priority                1/03 at 102      A1          8,263,050
                Revenue Bonds, 1992 Series A, 6.375%, 1/01/15

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              ILLINOIS - continued

$ 3,000,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding Bonds          2/02 at 102     Aa2        $ 3,192,000
                (Central Illinois Light Company Project), Series 1992, 6.500%, 2/01/18

  2,500,000   Chicago Metropolitan Housing Development Corporation (Illinois), Housing        7/02 at 102     AA           2,649,775
                Development Revenue Refunding Bonds (FHA-Insured Mortgage Loans-Section 8
                Assisted Projects), Series 1992A, 6.850%, 7/01/22

  2,550,000   City of Chicago, Illinois, Mortgage Revenue Bonds, Series 1992 (FHA Insured     12/02 at 102    AAA          2,672,732
                Mortgage Loan-Lakeview Towers Project), 6.600%, 12/01/20

  1,700,000   City of Chicago, Chicago-O'Hare International Airport General Airport           1/03 at 102     Aaa          1,671,542
                Second Lien Revenue Refunding Bonds, 5.600%, 1/01/18 (Alternative Minimum Tax)

  1,360,000   Board of Regents of Sangamon State University (Illinois), Auxiliary             10/02 at 102    Aaa          1,510,076
                Facilities System, Revenue Bonds, Series 1992, 6.375%, 10/01/17
                (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
              INDIANA - 5.4%

  4,000,000   Indiana State Office Building Commission Correctional Facilities Program,       12/01 at 102    A1           4,258,560
                Revenue Bonds, Series 1991, 6.375%, 7/01/16

  1,205,000   Allen County, Indiana, Refunding Certificates of Participation, Series 1991,    5/02 at 101     Aa           1,301,159
                 6.500%, 11/01/17

  2,000,000   School Building Corporation of Warren Township (Marion County, Indiana),        7/02 at 102     A            2,091,540
                First Mortgage Bonds, Series 1992A, 6.000%, 7/15/12

  2,725,000   Warrick County, Indiana, Adjustable Rate Environmental Improvement              5/03 at 102     AA           2,791,790
                Revenue Bonds, 1993 Series B (Southern Indiana Gas and Electric
                Company Project), 6.000%, 5/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              KENTUCKY - 2.6%

    500,000   County of Trimble, Kentucky, Pollution Control Revenue Bonds, 1990 Series B     9/02 at 102     Aaa            555,850
                (Louisville Gas and Electric Company Project), 6.550%, 11/01/20
                (Alternative Minimum Tax) (Pre-refunded to 9/16/02)

  4,080,000   Trimble County, Kentucky, Pollution Control Revenue Bonds (Louisville Gas and   9/02 at 102     Aa2          4,408,277
                Electric Company Project), Series 1990-B, 6.550%, 11/01/20 (Alternative
                Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              LOUISIANA - 2.2%

  4,000,000   Louisiana Public Facilities Authority, Revenue Bonds, Series 1992,              2/03 at 101     AA           4,317,120
                Baton Rouge Water Works Company Project, 6.400%, 2/01/10
                (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              MASSACHUSETTS - 0.7%

  1,270,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,       11/02 at 102    Aaa          1,418,565
                 MetroWest Health, Inc. Issue, Series C, 6.500%, 11/15/18 (Pre-refunded to 11/15/02)


------------------------------------------------------------------------------------------------------------------------------------
              MICHIGAN - 6.7%

  4,000,000   Michigan Housing Development Authority, Single Family Mortgage Revenue          6/06 at 102     AA+          4,117,440
                Series 1996-C, 5.950%, 12/01/17

  8,240,000   Michigan Housing Development Authority, Limited Obligation Revenue Bonds        9/02 at 103     Aaa          8,684,218
                (Greenwood Villa Project), Series 1992, 6.625%, 9/15/17


------------------------------------------------------------------------------------------------------------------------------------
              NEVADA - 1.6%

              Clark County, Nevada, Las Vegas-McCarran International Airport,
              Passenger Facility Charge Revenue Bonds, Series 1992B:
  1,955,000     6.500%, 7/01/12 (Alternative Minimum Tax)                                     7/02 at 102      A           2,047,002
  1,000,000     6.250%, 7/01/22 (Alternative Minimum Tax)                                     7/02 at 102      A           1,031,490

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              NEW YORK - 10.5%

 $2,130,000   Dormitory Authority of the State of New York, City University System            No Opt. Call    Baa1       $ 2,577,875
                Consolidated, Second General Resolution Revenue Bonds, Series 1990C,
                7.500%, 7/01/10

  2,000,000   New York State Medical Care Facilities Finance Agency, Hospital and             8/02 at 102     AAA          2,140,080
                Nursing Home FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount
                Sinai Hospital), 6.250%, 8/15/12

  1,060,000   The City of New York, New York, General Obligation Bonds, Fiscal 1992           2/02 at 101 1/2 Baa1         1,159,237
                Series B, 7.000%, 2/01/18

              New York City General Obligation Bonds Fiscal 1992 Series C-1:
     60,000     7.000%, 8/01/17 (Pre-refunded to 8/01/02)                                     8/02 at 101 1/2 Aaa             67,973
  1,690,000     7.000%, 8/01/17                                                               8/02 at 101 1/2 Baa1         1,861,839

  1,280,000   New York City General Obligation Bonds Fiscal 1993 Series D, 7.500%,     2/01/182/02 at 101 1/2 Aaa          1,460,966
                (Pre-refunded to 2/01/02)

    220,000   New York City General Obligation Bonds Fiscal 1992 Series D, 7.500%,     2/01/182/02 at 101 1/2 Baa1           246,404

              New York City General Obligation Bonds, Fiscal 1991 Series B:
    255,000     7.000%, 6/01/12 (Pre-refunded to 6/01/01)                                     6/01 at 101 1/2 Aaa            282,448
    745,000     7.000%, 6/01/12                                                               6/01 at 101 1/2 Baa1           806,515

              New York City General Obligation Bonds Fiscal 1992 Series H:
    500,000     7.100%, 2/01/11 (Pre-refunded to 2/01/02)                                     2/02 at 101 1/2 Baa1           561,785
  1,500,000     7.100%, 2/01/11                                                               2/02 at 101 1/2 Baa1         1,646,235

  4,000,000   New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds, 6/02 at 101 1/2 A2           4,149,120
                Fiscal 1993 Series A, 6.000%, 6/15/17

  2,785,000   New York City Municipal Water Finance Authority (New York), Water and Sewer     6/02 at 101     A2           3,062,135
                System Revenue Bonds, Fixed Rate Fiscal 1993 Series B Bonds,
                6.375%, 6/15/22 (Pre-refunded to 6/15/02)


------------------------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA - 6.2%

  2,000,000   Pennsylvania Higher Educational Facilities Authority, Revenue Bonds             5/03 at 102     A-           2,127,620
                (Drexel University), Series 1993, 6.375%, 5/01/17

  4,000,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds,            7/02 at 102     Aaa          4,195,080
                Issue of 1992 (FNMA Insured Mortgage Loans), 6.500%, 7/01/23

  2,500,000   Cambria County Hospital Development Authority (Pennsylvania), Hospital          7/02 at 102     AAA          2,715,275
                Revenue Refunding and Improvement Bonds, Series B of 1992 (Conemaugh
                Valley Memorial Hospital Project), 6.375%, 7/01/18

  2,435,000   Dauphin County, Pennsylvania, Industrial Development Authority, Water           No Opt. Call    A            2,866,263
                Development Refunding Revenue Bonds, Series 1992B (Dauphin Consolidated
                Water Supply Company), 6.700%, 6/01/17


------------------------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA - 3.1%

  4,000,000   South Carolina Public Service Authority Revenue Bonds, 1992 Refunding           7/02 at 102    Aa2           4,303,560
                Series A, 6.375%, 7/01/11

    310,000   City of Spartanburg, South Carolina, Water System Improvement Refunding Revenue 6/02 at 101    AA-             327,732
                Bonds, Series 1992, 6.250%, 6/01/17

  1,290,000   Spartanburg Water System Improvement Revenue Refunding Bonds, Series 1992,      6/02 at 101    Aaa           1,407,880
                6.250%, 6/01/17 (Pre-refunded to 6/01/02)

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              SOUTH DAKOTA - 2.2%

 $4,000,000   South Dakota Health and Educational Facilities Authority, Revenue Bonds,        9/02 at 102     Aaa        $ 4,173,440
                Series 1992 (Rapid City Regional Hospital Issue), 6.150%, 9/01/18


------------------------------------------------------------------------------------------------------------------------------------
              TENNESSEE - 2.5%

  4,420,000   Memphis-Shelby County Airport Authority (Tennessee), Special Facilities Revenue 9/02 at 102     BBB          4,838,574
                Refunding Bonds, Series 1992 (Federal Express Corporation), 6.750%, 9/01/12


------------------------------------------------------------------------------------------------------------------------------------
              TEXAS - 6.1%

  3,755,000   Grand Prairie Industrial Development Authority, Industrial Development Revenue  12/02 at 102    A            4,016,123
                Refunding Bonds, Series 1992 (Baxter International Inc. Project),
                6.550%, 12/01/12

  2,500,000   Harris County Health Facilities (Texas), Development Corporation Hospital       10/04 at 101    Aaa          2,689,550
                Revenue Bonds (Hermann Hospital), Series 1994, 6.375%, 10/01/17

  5,000,000   North Central Texas Health Facilities Development Corporation, Hospital Revenue 5/06 at 102     AA           5,003,700
                Refunding Bonds, Series 1995 (Baylor Health Care System),
                5.250%, 5/15/16


------------------------------------------------------------------------------------------------------------------------------------
              VIRGINIA - 2.2%

  4,000,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,            1/02 at 102     Aa1          4,230,880
                1992 Series A, 7.100%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
              WASHINGTON - 9.9%

  5,840,000   State of Washington, Certificates of Participation, Series 1991-A,              4/01 at 102     AA-          6,049,831
                State Office Building Project, 6.000%, 4/01/12

  4,000,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding          7/02 at 102     Aa1          4,442,400
                Revenue Bonds, Series 1992A, 6.500%, 7/01/15 (Pre-refunded to 7/01/02)

  4,000,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding          7/01 at 102     Aaa          4,430,880
                 Revenue Bonds, Series 1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)

  4,000,000   Port of Seattle, Washington, Revenue Bonds, Series 1992B, 6.000%, 11/01/17      11/02 at 100    AA-          4,116,000
                (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              WEST VIRGINIA - 4.3%

  2,250,000   West Virginia School Building Authority, Capital Improvement Revenue Bonds      7/02 at 102     A            2,486,071
                Series 1992-A, 6.500%, 7/01/12 (Pre-refunded to 7/01/02)

  2,500,000   Berkeley County Building Commission (West Virginia), Hospital Revenue           11/02 at 102    BBB+         2,670,275
                Bonds (City Hospital Project), Series 1992, 6.500%, 11/01/09

  3,000,000   Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power 10/02 at 102    Baa1         3,202,620
                Company Project), Series 1992-J, 6.600%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------
$176,000,000  Total Investments - (cost $174,851,732) - 98.6%                                                            189,532,172
============------------------------------------------------------------------------------------------------------------------------

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              Temporary Investments in Short-Term Municipal Securities - 0.3%

 $  600,000   Wilmington Franciscan Health System (St. Francis Hospital), Variable Rate Demand                VMIG-1    $    600,000
===========     Bonds, 3.850%, 7/01/11+
------------------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.1%                                                                         2,139,476
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                         $192,271,648
              ======================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Insured California Select
Tax-Free Income Portfolio (NXC)
(Unaudited)
 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              EDUCATIONAL FACILITIES - 2.3%

 $2,050,000   California Educational Facilities Authority, Refunding Revenue Bonds,           10/01 at 100    Aaa        $ 2,122,037
                Series 1992 (Loyola Marymount University), 6.000%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 14.0%

  3,310,000   Rio Linda Union School District (California), General Obligation Bonds,         8/02 at 102     Aaa          3,696,906
                Series 1992-A, 6.375%, 8/01/17 (Pre-refunded to 8/01/02)

    500,000   Rio Linda Union School District, General Obligation Bonds, Series 1992-A,       8/02 at 102     Aaa            555,725
                6.250%, 8/01/15 (Pre-refunded to 8/01/02)

  3,800,000   Sacramento Municipal Utility District (California), Electric Revenue Bonds,     8/02 at 102     Aaa          4,246,918
                1992 Series B, 6.375%, 8/15/22 (Pre-refunded to 8/15/02)

  4,000,000   County of San Diego (California), Certificates of Participation (1994 Inmate    8/04 at 102     Aaa          4,658,760
                Reception Center and Cooling Plant Financing), 6.750%, 8/01/14 (Pre-refunded to 8/01/04)


------------------------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 4.5%

  4,000,000   City of Oakland, Alameda County, California, General Obligation Bonds,          6/02 at 102     Aaa          4,199,680
                Series 1992, 6.000%, 6/15/17


------------------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 9.1%

  1,000,000   California Health Facilities Financing Authority, Insured Hospital Revenue      3/01 at 102     Aaa          1,079,470
                Bonds (Adventist Health System/West), 1991 Series B, 6.500%, 3/01/11

  2,500,000   California Health Facilities Financing Authority, Insured Hospital Revenue      10/02 at 102    Aaa          2,728,325
                Bonds (Scripps Memorial Hospitals), Series 1992A, 6.400%, 10/01/12

  4,000,000   California Health Facilities Financing Authority, Insured Hospital Revenue      8/02 at 102     Aaa          4,277,960
                Bonds (San Diego Hospital Association), Series 1992B, 6.125%, 8/01/11

    500,000   California Statewide Communities Development Authority, Certificates of         8/03 at 102     Aaa            500,280
                Participation (Sutter Health Obligated Group), Series 1993, 5.500%, 8/15/23


------------------------------------------------------------------------------------------------------------------------------------
              LEASE RENTAL 15.2%

  3,500,000   State Public Works Board of the State of California, Lease Revenue Bonds        No Opt. Call    Aaa          4,093,705
                (Department of Corrections), 1991 Series A (State Prisons-Imperial County),
                6.500%, 9/01/27

  2,320,000   Brea Public Financing Authority (Orange County, California), 1991 Lease         7/00 at 102     Aaa          2,468,619
                Revenue Bonds, Series A, 6.250%, 7/01/21

  2,430,000   County of Los Angeles, Certificates of Participation (Edmund D. Edelman         4/02 at 102     Aaa          2,571,766
                Children's Court and Petersen Museum Projects), 6.000%, 4/01/12

  4,000,000   San Bernardino County, California, Certificates of Participation (1992          11/02 at 102    Aaa          4,173,000
                West Valley Detention Center Refinancing Project), 6.000%, 11/01/18

  1,000,000   Tulare County, California, Certificates of Participation (1992 Financing        11/02 at 102    Aaa          1,069,050
                Project), Series A, 6.125%, 11/15/12


------------------------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 10.8%

  4,000,000   The Community Redevelopment Agency of the City of Los Angeles, California,      7/02 at 102     Aaa          4,209,400
                Hollywood Redevelopment Project, Tax Allocation Bonds, Series B,
                6.100%, 7/01/22

  1,500,000   Los Angeles County Metropolitan Transportation Authority (California),          7/03 at 102     Aaa          1,525,755
                Proposition A, Sales  Tax Revenue Refunding Bonds, Series 1993-A,
                5.625%, 7/01/18

  4,000,000   Walnut Public Financing Authority (Los Angeles County, California),             9/02 at 102     Aaa          4,415,480
                1992 Tax Allocation Revenue Bonds (Walnut Improvement Project),
                6.500%, 9/01/22

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              TRANSPORTATION - 14.8%

$ 3,675,000   Palm Springs Financing Authority, Palm Springs Regional Airport, Revenue        1/02 at 102     Aaa        $ 3,858,860
                Bonds, Series 1992, 6.000%, 1/01/12 (Alternative Minimum Tax)

  3,750,000   Port of Oakland (California), Revenue Bonds, Series 1992-E,                     11/02 at 102    Aaa          4,077,975
                6.500%, 11/01/16 (Alternative Minimum Tax)

  3,500,000   San Francisco Airports Commission, San Francisco International Airport,         5/02 at 102     Aaa          3,797,115
                Second Series Refunding Revenue Bonds, Issue 1, 6.300%, 5/01/11

  2,150,000   Airports Commission, City and County of San Francisco, California,              5/03 at 102     Aaa          2,261,241
                San Francisco International Airport, Second Series Refunding Revenue
                Bonds, Issue 3 Bonds, 6.200%, 5/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 11.4%

  3,450,000   M-S-R Public Power Agency (California), San Juan Project Revenue Bonds,         7/01 at 100     Aaa          3,558,089
                Series 1991E, 6.000%, 7/01/22

  2,430,000   Modesto Irrigation District, California, Certificates of Participation          10/01 at 100    Aaa          2,499,425
                (Refunding and Capital Improvements Project), Series 1991A,
                6.000%, 10/01/21

  3,000,000   Northern California Power Agency, Hydroelectric Project Number One,             7/02 at 102     Aaa          3,251,880
                 Revenue Bonds, 1992 Refunding Series A, 6.250%, 7/01/12

  1,225,000   Turlock Irrigation District (California), Revenue Refunding Bonds,              No Opt. Call    Aaa          1,396,488
                Series 1992-A, 6.250%, 1/01/12


------------------------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 16.6%

  4,000,000   Eastern Municipal Water District (Riverside County, California), Water          7/01 at 101     Aaa          4,263,880
                and Sewer Revenue Refunding Certificates of Participation, Series 1991A,
                6.300%, 7/01/20

  1,250,000   Fairfield-Suisun Sewer District (Solano County California), Sewer Revenue       5/01 at 102     Aaa          1,341,663
                Refunding Bonds, Series 1991A, 6.250%, 5/01/16

  4,000,000   City of Los Angeles, California, Wastewater System Revenue Bonds,               6/02 at 102     Aaa          4,312,560
                Series 1992-B, 6.250%, 6/01/12

  1,500,000   Modesto Irrigation District Financing Authority, Domestic Water Project         9/02 at 102     Aaa          1,582,364
                Revenue Bonds, Series 1992A, 6.125%, 9/01/19

  4,000,000   Walnut Valley Water District (California), Certificates of Participation        2/01 at 102     Aaa          4,164,480
                (Badillo/Grand Transmission Project), Series 1992, 6.125%, 2/01/18
------------------------------------------------------------------------------------------------------------------------------------
$86,340,000   Total Investments - (cost $85,635,731) - 98.7%                                                              92,958,856
===========-------------------------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.3%

 $  300,000   Orange County Water District, Variable Rate Demand Bonds, 3.700%, 8/15/15+                      A-1+           300,000
===========-------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                                           978,882
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                         $ 94,237,738
              ======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Insured New York Select
Tax-Free Income Portfolio (NXN)
(Unaudited)
 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value
              EDUCATIONAL FACILITIES - 23.0%

$ 1,100,000   Dormitory Authority of the State of New York, Mount Sinai School of Medicine,   7/01 at 102     Aaa        $ 1,207,514
                Insured Revenue Bonds, Series 1991, 6.750%, 7/01/15

  2,400,000   Dormitory Authority of the State of New York, Hamilton College, Insured         7/01 at 102     Aaa          2,614,032
                Revenue Bonds, Series 1991, 6.500%, 7/01/21

    570,000   Dormitory Authority of the State of New York, City University System            No Opt. Call    Aaa            712,967
                 Consolidated, Second General Resolution Revenue Bonds, Series 1990C,
                 7.500%, 7/01/10

  2,050,000   Dormitory Authority of the State of New York, Ithaca College, Insured           7/01 at 102     Aaa          2,232,819
                Revenue Bonds, Series 1991, 6.500%, 7/01/10

  1,370,000   Dormitory Authority of the State of New York, Siena College, Insured            7/02 at 102     Aaa          1,451,597
                Revenue Bonds, Series 1992, 6.000%, 7/01/11

  2,250,000   Dormitory Authority of the State of New York, New York University, Insured      7/01 at 102     Aaa          2,420,033
                Revenue Bonds, Series 1991, 6.250%, 7/01/09

  2,500,000   Dormitory Authority of the State of New York, Marist College, Insured           7/02 at 102     Aaa          2,648,900
                Revenue Bonds, Series 1992, 6.000%, 7/01/12


------------------------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 19.0%

  1,560,000   Dormitory Authority of the State of New York, Judicial Facilities Lease         No Opt. Call    Aaa          1,933,448
                Revenue Bonds (Suffolk County Issue), Series 1986, 7.375%, 7/01/16

  2,000,000   New York State Thruway Authority, Local Highway and Bridge Service              4/02 at 102     Aaa          2,161,600
                Contract Bonds, Series 1992, 6.000%, 4/01/10 (Pre-refunded to 4/01/02)

  3,500,000   Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds,       7/02 at 102     Aaa          3,861,025
                Series 1992B, 6.250%, 7/01/17 (Pre-refunded to 7/01/02)

  2,250,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds,        7/02 at 102     Aaa          2,494,080
                Series J, 6.375%, 7/01/10 (Pre-refunded to 7/01/02)

    485,000   Suffolk County Water Authority (New York), Waterworks Revenue Bonds,            No Opt. Call    AAA            527,636
                Series 1986-V, 6.750%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 11.6%

  2,105,000   New York State Medical Care Facilities Finance Agency, Mental Health            2/02 at 102     Aaa          2,224,648
                Services Facilities Improvement Revenue Bonds, 1992 Series B,
                6.250%, 8/15/18

    250,000   New York State Medical Care Facilities Finance Agency, Mental Health            8/02 at 102     Aaa            264,685
                Services Facilities Improvement Revenue Bonds, 1992 Series D,
                6.100%, 8/15/13

              Town of Clarkstown Rickland County, New York, Various Purposes Serial Bonds-1992:
    505,000     5.600%, 6/15/10                                                               No Opt. Call    Aaa            543,062
    525,000     5.600%, 6/15/11                                                               No Opt. Call    Aaa            563,509
    525,000     5.600%, 6/15/12                                                               No Opt. Call    Aaa            562,301

    255,000   The City of New York (New York), General Obligation Bonds, Fiscal 1992          8/02 at 101 1/2 Aaa            273,582
                Series C, 6.250%, 8/01/11

  2,000,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series B,           8/04 at 101     Aaa          2,277,420
                6.950%, 8/15/12


------------------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 9.5%

  2,500,000   New York State Medical Care Facilities Finance Agency, Hospital and             8/02 at 102     Aaa          2,670,600
                Nursing Home FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount
                Sinai Hospital), 6.250%, 8/15/12

  2,500,000   New York State Medical Care Facilities Finance Agency, New York Hospital        2/05 at 102     Aaa          2,811,550
                FHA-Insured Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series),
                6.750%, 8/15/14

 Principal                                                                                    Optional Call                   Market
     Amount   Description                                                                     Provisions*     Ratings**        Value

              HOUSING FACILITIES - 4.9%

 $1,245,000   New York State Housing Finance Agency, Insured Multi-Family Housing             8/02 at 102     Aaa        $ 1,306,777
                Mortgage Revenue Bonds, Series 1992C (FHA Insured), 6.450%, 8/15/14

  1,420,000   New Hartford Housing Development Corporation, Mortgage Revenue Refunding        7/02 at 100     Aaa          1,511,562
                Bonds, Series 1992-A (Village Point Project-FHA Insured Mortgage
                Loan-Section 8 Assisted Project), 7.375%, 1/01/24


------------------------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 6.5%

    200,000   New York State Thruway Authority, Highway and Bridge Trust Fund Bonds,          4/05 at 102     Aaa            197,814
                Series 1995B, 5.125%, 4/01/15

  1,000,000   New York City Industrial Development Agency, Civic Facility Revenue Bonds       11/04 at 102    Aaa          1,099,370
                (USTA National Tennis Center Incorporated Project), 6.375%, 11/15/14

  2,250,000   Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds,     1/01 at 102     Aaa          2,439,765
                Series 1991A, 6.625%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 7.3%

  1,500,000   New York State Thruway Authority, General Revenue Bonds, Series 1992A,          1/02 at 100     Aaa          1,502,670
                5.500%, 1/01/23

  2,500,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds,          1/05 at 101     Aaa          2,721,625
                Ninety-Seventh Series, 6.500%, 7/15/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 3.6%

  1,945,000   New York State Power Authority, General Purpose Bonds, Series 1992 AA,          1/02 at 102     Aaa          2,076,969
                6.250%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES -12.7%

  1,250,000   New York City Municipal Water Finance Authority, Water and Sewer System         6/01 at 100     Aaa          1,322,100
                Revenue Bonds, Fiscal 1992 Series A, 6.250%, 6/15/21

  1,000,000   New York City Municipal Water Finance Authority, Water and Sewer System         6/02 at 101 1/2 Aaa          1,066,360
                Revenue Bonds, Series 1992C, 6.200%, 6/15/21

  4,900,000   New York City Municipal Water Finance Authority, Water and Sewer System         6/02 at 101 1/2 Aaa          5,019,903
                Revenue Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18

------------------------------------------------------------------------------------------------------------------------------------
$52,410,000   Total Investments - (cost $52,304,704) - 98.1%                                                              56,721,923
===========-------------------------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.9%

$   500,000   Babylon Industrial Development Agency (OFS Equity Project), Variable Rate Demand Bonds,         A-1+           500,000
===========     3.850%, 12/01/24+ (Alternative Minimum Tax)
              ----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                                           588,234
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                          $57,810,157
              ======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Statement of Net Assets
September 30, 1997
(Unaudited)
                                                                          NXP                  NXQ                  NXR
Assets
Investments in municipal securities,
   at market value (note 1)                                      $251,874,882         $266,137,101         $189,532,172
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                 --                900,000              600,000
Cash                                                                   27,902               64,657               53,856
Receivables:
   Interest                                                         5,153,808            4,729,987            3,124,559
   Investments sold                                                    70,000              228,769                 --
Other assets                                                            2,391                2,077                3,479
                                                                 ------------         ------------         ------------
      Total assets                                                257,128,983          272,062,591          193,314,066
                                                                 ------------         ------------         ------------
Liabilities
Accrued expenses:
   Surveillance and administration fees (note 6)                       50,973               64,786               46,529
   Other                                                              154,410              135,486              101,365
Dividends payable                                                   1,228,357            1,302,923              894,524
                                                                 ------------         ------------         ------------
      Total liabilities                                             1,433,740            1,503,195            1,042,418
                                                                 ------------         ------------         ------------
Net assets (note 7)                                              $255,695,243         $270,559,396         $192,271,648
                                                                 ============         ============         ============
Shares outstanding                                                 16,378,097           17,607,068           12,964,123
                                                                 ============         ============         ============
Net asset value per share outstanding
   (net assets divided by shares outstanding)                    $      15.61         $      15.37         $      14.83
                                                                 ============         ============         ============

Statement of Net Assets
September 30, 1997
(Unaudited)
                                                                                           NXC                      NXN
Assets
Investments in municipal securities,
   at market value (note 1)                                                        $92,958,856              $56,721,923
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                               300,000                  500,000
Cash                                                                                    14,219                   88,413
Receivables:
   Interest                                                                          1,456,305                  805,342
   Investments sold                                                                       --                       --
Other assets                                                                             3,192                    3,836
                                                                                   -----------              -----------
      Total assets                                                                  94,732,572               58,119,514
                                                                                   -----------              -----------
Liabilities
Accrued expenses:
   Surveillance and administration fees (note 6)                                        23,166                   14,192
   Other                                                                                52,444                   41,206
Dividends payable                                                                      419,224                  253,959
                                                                                   -----------              -----------
      Total liabilities                                                                494,834                  309,357
                                                                                   -----------              -----------
Net assets (note 7)                                                                $94,237,738              $57,810,157
                                                                                   ===========              ===========
Shares outstanding                                                                   6,257,068                3,907,068
                                                                                   ===========              ===========
Net asset value per share outstanding
   (net assets divided by shares outstanding)                                      $     15.06              $     14.80
                                                                                   ===========              ===========

Statement of Operations
Six months ended September 30, 1997
(Unaudited)
                                                                              NXP              NXQ              NXR
Investment Income
Tax-exempt interest income (note 1)                                  $  7,868,661     $  8,257,673     $  5,717,449
                                                                     ------------     ------------     ------------
Expenses
   Surveillance and administration fees (note 6)                          308,446          391,871          280,627
   Shareholders' servicing agent fees and expenses                         27,608           26,279           18,915
   Custodian's fees and expenses                                           25,172           25,666           22,419
   Trustees' fees and expenses (note 6)                                     9,547           10,144            7,205
   Professional fees                                                       10,269           10,441            9,163
   Shareholders' reports - printing and mailing expenses                   48,132           50,454           36,445
   Stock exchange listing fees                                             12,153           12,153           12,153
   Investor relations expense                                              10,635           11,190            8,036
   Other expenses                                                           6,467            6,740            5,101
                                                                     ------------     ------------     ------------
      Total expenses                                                      458,429          544,938          400,064
                                                                     ------------     ------------     ------------
Net investment income                                                   7,410,232        7,712,735        5,317,385
                                                                     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                        (18,209)         (20,904)            --
Net change in unrealized appreciation or depreciation
   of investments                                                       7,606,419        7,508,740        6,256,811
                                                                     ------------     ------------     ------------
Net gain from investments                                               7,588,210        7,487,836        6,256,811
                                                                     ------------     ------------     ------------
Net increase in net assets from operations                           $ 14,998,442     $ 15,200,571     $ 11,574,196
                                                                     ============     ============     ============

Statement of Operations
Six months ended September 30, 1997
(Unaudited)
                                                                                            NXC                NXN
Investment Income
Tax-exempt interest income (note 1)                                                 $ 2,697,517        $ 1,664,354
                                                                                    -----------        -----------
Expenses
   Surveillance and administration fees (note 6)                                        139,543             85,530
   Shareholders' servicing agent fees and expenses                                        7,191              4,857
   Custodian's fees and expenses                                                         16,616             14,931
   Trustees' fees and expenses (note 6)                                                   3,473              2,071
   Professional fees                                                                      7,798              7,373
   Shareholders' reports - printing and mailing expenses                                 16,980             13,045
   Stock exchange listing fees                                                            8,100              8,100
   Investor relations expense                                                             3,592              2,291
   Other expenses                                                                         3,115              2,385
                                                                                    -----------        -----------
      Total expenses                                                                    206,408            140,583
                                                                                    -----------        -----------
Net investment income                                                                 2,491,109          1,523,771
                                                                                    -----------        -----------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                                         --                 (537)
Net change in unrealized appreciation or depreciation
   of investments                                                                     3,367,618          2,028,921
                                                                                    -----------        -----------
Net gain from investments                                                             3,367,618          2,028,384
                                                                                    -----------        -----------
Net increase in net assets from operations                                          $ 5,858,727        $ 3,552,155
                                                                                    ===========        ===========

Statement of Changes in Net Assets
September 30, 1997
(Unaudited)
                                                                 NXP                               NXQ
                                                      Six months       Year ended       Six months       Year ended
                                                   ended 9/30/97          3/31/97    ended 9/30/97          3/31/97
Operations
 Net investment income                              $  7,410,232     $ 14,787,904     $  7,712,735     $ 15,445,555
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                          (18,209)         (38,357)         (20,904)         (70,141)
Net change in unrealized appreciation or
   depreciation of investments                         7,606,419        1,518,759        7,508,740          752,365
                                                    ------------     ------------     ------------     ------------
Net increase in net assets from operations            14,998,442       16,268,306       15,200,571       16,127,779
                                                    ------------     ------------     ------------     ------------
Distributions to shareholders from undistributed
   net investment income (note 1)                     (7,394,869)     (15,035,095)      (7,817,534)     (15,719,586)
                                                    ------------     ------------     ------------     ------------
   Net increase in net assets                          7,603,573        1,233,211        7,383,037          408,193
Net assets at beginning of period                    248,091,670      246,858,459      263,176,359      262,768,166
                                                    ------------     ------------     ------------     ------------
Net assets at end of period                         $255,695,243     $248,091,670     $270,559,396     $263,176,359
                                                    ============     ============     ============     ============
Balance of undistributed net investment
   income at end of period                          $     86,995     $     71,632     $    138,195     $    242,994
                                                    ============     ============     ============     ============

Statement of Changes in Net Assets
September 30, 1997
(Unaudited)
                                                                 NXR                              NXC
                                                      Six months       Year ended       Six months       Year ended
                                                   ended 9/30/97          3/31/97    ended 9/30/97          3/31/97
Operations
 Net investment income                              $  5,317,385     $ 10,633,229     $  2,491,109     $  4,983,887
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                             --           (678,107)              --               --
Net change in unrealized appreciation or
   depreciation of investments                         6,256,811        2,418,261        3,367,618          718,256
                                                    ------------     ------------     ------------     ------------
Net increase in net assets from operations            11,574,196       12,373,383        5,858,727        5,702,143
                                                    ------------     ------------     ------------     ------------
Distributions to shareholders from undistributed
   net investment income (note 1)                     (5,367,144)     (10,773,186)      (2,515,341)      (5,030,683)
                                                    ------------     ------------     ------------     ------------
   Net increase in net assets                          6,207,052        1,600,197        3,343,386          671,460
Net assets at beginning of period                    186,064,596      184,464,399       90,894,352       90,222,892
                                                    ------------     ------------     ------------     ------------
Net assets at end of period                         $192,271,648     $186,064,596     $ 94,237,738     $ 90,894,352
                                                    ============     ============     ============     ============
Balance of undistributed net investment
   income at end of period                          $     74,721     $    124,480     $     27,881     $     52,113
                                                    ============     ============     ============     ============

Statement of Changes in Net Assets
September 30, 1997
(Unaudited)
                                                                               NXN
                                                                Six months          Year ended
                                                             ended 9/30/97             3/31/97
Operations
 Net investment income                                        $  1,523,771        $  3,040,417
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                       (537)               (918)
Net change in unrealized appreciation or
   depreciation of investments                                   2,028,921             107,862
                                                              ------------        ------------
Net increase in net assets from operations                       3,552,155           3,147,361
                                                              ------------        ------------
Distributions to shareholders from undistributed
   net investment income (note 1)                               (1,523,757)         (3,047,516)
                                                              ------------        ------------
   Net increase in net assets                                    2,028,398              99,845
Net assets at beginning of period                               55,781,759          55,681,914
                                                              ------------        ------------
Net assets at end of period                                   $ 57,810,157        $ 55,781,759
                                                              ============        ============
Balance of undistributed net investment
   income at end of period                                    $     82,657        $     82,643
                                                              ============        ============

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen Insured California Select Tax-Free Income Portfolio
(NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

Each Trust's portfolio of investments consists of municipal obligations that 1) have an average maturity of approximately 19-20 years; 2) are rated within the four highest investment grades by Standard & Poor's or Moody's; and 3) on average, may not be redeemed at the option of the issuer thereof for approximately seven to eight years from the date of purchase by the Trusts. The Trusts' investment adviser, Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The Trusts intend to liquidate all of their assets in approximately 19-20 years but not later than the year 2017, unless extended, making a single liquidating distribution to shareholders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with generally accepted accounting principles.

SECURITIES VALUATION
The prices of municipal bonds in each investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At September 30, 1997, there were no such purchase commitments in any of the Trusts.

INTEREST INCOME
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

INCOME TAXES
Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both net realized capital gains and market discount. The Trusts intend to retain such minimal amounts and, therefore, will record a provision for federal income taxes on the amounts retained. To the extent more significant amounts of net capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for NXC and from New York state income taxes for NXN, to retain such tax-exempt status when distributed to shareholders of the Trusts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

INSURANCE
NXC and NXN invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Trust. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts are not authorized to invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics, and therefore made no such purchases during the six months ended September 30, 1997.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


2. FUND SHARES
There were no share transactions during the six months ended September 30, 1997, nor during the fiscal year ended March 31, 1997, in any of the Trusts.


3. DISTRIBUTIONS TO SHAREHOLDERS
On October 1, 1997, the Trusts declared Common share dividend distributions from their tax-exempt net investment income which were paid November 3, 1997, to shareholders of record on October 15, 1997, as follows:

                                         NXP             NXQ             NXR
Dividends per share                   $.0750          $.0740          $.0690
                                      ======          ======          ======
                                                         NXC             NXN
Dividends per share                                   $.0670          $.0650
                                                      ======          ======

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended September 30, 1997, were as follows:

                                                              NXP             NXQ            NXR
Purchases:
   Investments in municipal securities                 $2,845,000      $  494,130      $       --
   Temporary municipal investments                      1,200,000       2,600,000       1,400,000

Sales and Maturities:
   Investments in municipal securities                  2,603,200       1,261,960         175,000
   Temporary municipal investments                      1,400,000       2,100,000       1,200,000
                                                       ==========      ==========      ==========
                                                                            NXC               NXN
Purchases:
   Investments in municipal securities                                 $     --          $     --
   Temporary municipal investments                                      400,000           700,000

Sales and Maturities:
   Investments in municipal securities                                       --            10,000
   Temporary municipal investments                                      400,000           700,000
                                                                       ========          ========

At September 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Trust.

At March 31, 1997, the Trusts' last fiscal year end, the Trusts had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                          NXP             NXQ                  NXR
Expiration year:
   2001                                              $     --         $    --           $  200,114
   2002                                                    --              --               15,243
   2003                                                13,520              --                   --
   2004                                               116,258              --              170,137
   2005                                                31,707          46,057              674,505
                                                     --------         -------           ----------
Total                                                $161,485         $46,057           $1,059,999
                                                     ========         =======           ==========
                                                                          NXC                  NXN
Expiration year:
   2001                                                              $298,108             $618,333
   2002                                                                    --                  432
   2003                                                                    --                1,954
   2004                                                                    --              321,550
   2005                                                                    --                1,480
                                                                     --------             --------
Total                                                                $298,108             $943,749
                                                                     ========             ========

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 1997, were as follows:

                                              NXP           NXQ           NXR
Gross unrealized:
   appreciation                       $28,004,044   $24,654,235   $14,680,440
   depreciation                                --            --            --
                                      -----------   -----------   -----------
Net unrealized appreciation           $28,004,044   $24,654,235   $14,680,440
                                      ===========   ===========   ===========
                                                            NXC           NXN
Gross unrealized:
   appreciation                                     $ 7,323,125   $ 4,417,219
   depreciation                                              --            --
                                                    -----------   -----------
Net unrealized appreciation                         $ 7,323,125   $ 4,417,219
                                                    ===========   ===========

6. SURVEILLANCE AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Trust:

AVERAGE DAILY NET ASSET VALUE            NXP     NXQ, NXR, NXC, NXN
For the first $125 million        .2500 of 1%            .3000 of 1%
For the next $125 million         .2375 of 1             .2875 of 1
For the next $250 million         .2250 of 1             .2750 of 1
For the next $500 million         .2125 of 1             .2625 of 1
For the next $1 billion           .2000 of 1             .2500 of 1
For net assets over $2 billion    .1875 of 1             .2375 of 1

The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser.


7. COMPOSITION OF NET ASSETS
At September 30, 1997, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized. Net assets consisted of:

                                                                               NXP                 NXQ                 NXR
Capital paid-in                                                      $     163,781       $     176,071       $     129,641
Paid-in surplus                                                        227,626,767         245,681,943         178,450,447
Balance of undistributed net investment income                              86,995             138,195              74,721
Accumulated net realized gain (loss) from investment transactions         (186,344)            (91,048)         (1,063,601)
Net unrealized appreciation of investments                              28,004,044          24,654,235          14,680,440
                                                                     -------------       -------------       -------------
Net assets                                                           $ 255,695,243       $ 270,559,396       $ 192,271,648
                                                                     =============       =============       =============
                                                                                                   NXC                 NXN
Capital paid-in                                                                          $      62,571       $      39,071
Paid-in surplus                                                                             87,122,269          54,215,788
Balance of undistributed net investment income                                                  27,881              82,657
Accumulated net realized gain (loss) from investment transactions                             (298,108)            (944,578)
Net unrealized appreciation of investments                                                   7,323,125           4,417,219
                                                                                         -------------        ------------
Net assets                                                                               $  94,237,738        $ 57,810,157
                                                                                         =============        ============

8. INVESTMENT COMPOSITION
Each Trust invests in municipal securities which include general obligation, escrowed and revenue bonds. At September 30, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                                     NXP          NXQ         NXR        NXC          NXN
Revenue Bonds:
   Educational Facilities                                              5%          11%          3%         2%          23%
   Housing Facilities                                                 16           19          15         --           15
   Transportation                                                      8            7          17         15            7
   Water / Sewer Facilities                                            2            2           6         17           13
   Health Care Facilities                                              9           10          15          9           --
   Lease Rental Facilities                                             5            5           5         15           --
   Utilities                                                           1           --           4         12            4
   Pollution Control Facilities                                       --           --           7         --           --
   Industrial Development                                              2            4          --         --           --
   Other                                                               3            3           1         11            7
General Obligation Bonds                                               7           11           7          5           12
Escrowed Bonds                                                        42           28          20         14           19
                                                                     ----         ----        ----       ----         ----
                                                                     100%         100%        100%       100%         100%
                                                                     ====         ====        ====       ====         ====

Certain long-term and intermediate-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (50% for NXP, 45% for NXQ, 36% for NXR, 100% for NXC, and 100% for
NXN). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.

Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout each period is as follows:

                                                       Operating performance
                                                                     Net
                                                                     realized &       Dividends
                                          Net asset  Net             unrealized       from
                                          value      invest-         gain (loss)      tax-exempt       Distributions Portfolio
                                          beginning  ment            from invest-     net investment   from          structuring
                                          of period  income          ments            income           capital gains fee
NXP
Six months ended
   9/30/97                                   $15.15    $.45          $ .46            $(.45)           $--           $--
Year ended 3/31:
   1997                                       15.07     .90            .10             (.92)            --            --
   1996                                       14.71     .91            .39             (.94)            --            --
   1995                                       14.68     .91            .11             (.95)          (.04)           --
   1994                                       15.03     .91           (.31)            (.95)            --            --
   1993                                       13.92     .90           1.00             (.79)            --            --
3/19/92 to
   3/31/92                                    14.23     .01            .01               --             --          (.21)
NXQ
Six months ended
   9/30/97                                    14.95     .44            .42             (.44)            --            --
Year ended 3/31:
   1997                                       14.92     .88            .04             (.89)            --            --
   1996                                       14.57     .88            .38             (.91)            --            --
   1995                                       14.55     .89            .04             (.91)            --            --
   1994                                       14.76     .88           (.18)            (.91)            --            --
5/21/92 to
   3/31/93                                    14.15     .71            .70             (.61)            --          (.13)
NXR
Six months ended
   9/30/97                                    14.35     .41            .48             (.41)            --            --
Year ended 3/31:
   1997                                       14.23     .82            .13             (.83)            --            --
   1996                                       13.90     .83            .34             (.84)            --            --
   1995                                       13.83     .80            .11             (.84)            --            --
   1994                                       14.27     .82           (.42)            (.84)            --            --
7/24/92 to
   3/31/93                                    14.15     .52            .27             (.42)            --          (.13)
                                                                                    Total
                                                                                  invest-
                                                                                     ment
                                                                Per share          return           Total
                                  Organization    Net asset  market value              on        return on
                                           and    value end        end of          market        net asset
                                offering costs    of period        period           value**          value**
NXP
Six months ended
   9/30/97                               $--        $15.61       $15.4375            7.81%           6.08%
Year ended 3/31:
   1997                                   --         15.15        14.7500            4.58            6.79
   1996                                   --         15.07        15.0000            9.14            8.97
   1995                                   --         14.71        14.6250            9.14            7.38
   1994                                   --         14.68        14.3750             .23            3.85
   1993                                   --         15.03        15.2500            7.38           13.98
3/19/92 to
   3/31/92                              (.12)        13.92        15.0000              --           (2.18)
NXQ
Six months ended
   9/30/97                                --         15.37        15.2500           11.24            5.85
Year ended 3/31:
   1997                                   --         14.95        14.1250             .93            6.34
   1996                                   --         14.92        14.8750           13.02            8.79
   1995                                   --         14.57        14.0000            8.84            6.74
   1994                                   --         14.55        13.7500            (.94)           4.63
5/21/92 to
   3/31/93                              (.06)        14.76        14.7500            2.59            8.60
NXR
Six months ended
   9/30/97                                --         14.83        14.3125           11.25            6.30
Year ended 3/31:
   1997                                   --         14.35        13.2500            3.30            6.85
   1996                                   --         14.23        13.6250           11.41            8.56
   1995                                   --         13.90        13.0000            2.82            6.97
   1994                                   --         13.83        13.5000            1.37            2.64
7/24/92 to
   3/31/93                              (.12)        14.27        14.1250           (2.91)           3.82
                                                           Ratios/Supplemental data
                                                                          Ratio of
                                                                               net
                                         Net assets       Ratio of      investment
                                             end of       expenses          income      Portfolio
                                         period (in     to average      to average       turnover
                                          thousands)    net assets      net assets           rate
NXP
Six months ended
   9/30/97                                $255,695          .36%*       5.85%*                 1%
Year ended 3/31:
   1997                                    248,092          .39         5.97                   1
   1996                                    246,858          .36         6.02                   1
   1995                                    240,890          .37         6.32                  17
   1994                                    240,398          .38         5.90                  10
   1993                                    246,166          .27+        6.23                   1
3/19/92 to
   3/31/92                                 212,430          .39*        3.64*                 --
NXQ
Six months ended
   9/30/97                                 270,559          .41*        5.76*                 --
Year ended 3/31:
   1997                                    263,176          .42         5.86                   2
   1996                                    262,768          .42         5.89                   1
   1995                                    256,548          .41         6.22                  12
   1994                                    256,098          .41         5.79                   1
5/21/92 to
   3/31/93                                 259,876          .42*        5.93*                  6
NXR
Six months ended
   9/30/97                                 192,272          .42*        5.60*                 --
Year ended 3/31:
   1997                                    186,065          .44         5.74                   5
   1996                                    184,464          .44         5.79                   4
   1995                                    180,226          .51         6.09                   7
   1994                                     89,988          .48         5.60                   8
7/24/92 to
   3/31/93                                  92,845          .49*        5.65*                 18

See notes on page 46.

Financial Highlights - continued (Unaudited) Selected data for a share outstanding throughout each period is as follows:
                                                       Operating performance
                                                                     Net
                                                                     realized &       Dividends
                                          Net asset  Net             unrealized       from
                                          value      invest-         gain (loss)      tax-exempt       Distributions Portfolio
                                          beginning  ment            from invest-     net investment   from          structuring
                                          of period  income          ments            income           capital gains fee
NXC
Six months ended
   9/30/97                                   $14.53    $.40          $ .53            $(.40)           $--           $--
Year ended 3/31:
   1997                                       14.42     .80            .11             (.80)            --            --
   1996                                       14.16     .80            .27             (.81)            --            --
   1995                                       13.92     .80            .26             (.82)            --            --
   1994                                       14.53     .79           (.58)            (.82)            --            --
6/19/92 to
   3/31/93                                    14.15     .56            .52             (.48)            --          (.14)
NXN
Six months ended
   9/30/97                                    14.28     .39            .52             (.39)            --            --
Year ended 3/31:
   1997                                       14.25     .78            .03             (.78)            --            --
   1996                                       14.04     .78            .21             (.78)            --            --
   1995                                       13.86     .77            .19             (.78)            --            --
   1994                                       14.37     .76           (.49)            (.78)            --            --
6/19/92 to
   3/31/93                                    14.15     .52            .43             (.47)            --          (.13)

                                                                                    Total
                                                                                  invest-
                                                                                     ment
                                                                Per share          return           Total
                                  Organization    Net asset  market value              on        return on
                                           and    value end        end of          market        net asset
                                offering costs    of period        period           value**          value**
NXC
Six months ended
   9/30/97                               $--        $15.06       $14.7500           9.31%            6.48%
Year ended 3/31:
   1997                                   --          14.53       13.8750           3.06             6.46
   1996                                   --          14.42       14.2500           9.80             7.67
   1995                                   --          14.16       13.7500           4.47             7.97
   1994                                   --          13.92       14.0000           (.51)            1.19
6/19/92 to
   3/31/93                              (.08)         14.53       14.8750           2.39             6.21
NXN
Six months ended
   9/30/97                                --          14.80       14.7500          13.34             6.44
Year ended 3/31:
   1997                                   --          14.28       13.3750           4.91             5.79
   1996                                   --          14.25       13.5000           8.94             7.13
   1995                                   --          14.04       13.1250           3.43             7.28
   1994                                   --          13.86       13.5000          (2.54)            1.68
6/19/92 to
   3/31/93                              (.13)         14.37       14.6250            .74             5.01

                                                           Ratios/Supplemental data
                                                                          Ratio of
                                                                               net
                                         Net assets       Ratio of      investment
                                             end of       expenses          income      Portfolio
                                         period (in     to average      to average       turnover
                                          thousands)    net assets      net assets           rate
NXC
Six months ended
   9/30/97                                 $94,238      .44%*           5.35%*               --%
Year ended 3/31:
   1997                                     90,894      .45             5.47                 --
   1996                                     90,223      .44             5.50                 --
   1995                                     88,586      .48             5.77                  7
   1994                                     87,116      .47             5.27                 --
6/19/92 to
   3/31/93                                  90,898      .55*            5.29*                17
NXN
Six months ended
   9/30/97                                  57,810      .49*            5.34*                --
Year ended 3/31:
   1997                                     55,782      .51             5.42                 --
   1996                                     55,682      .48             5.44                 --
   1995                                     54,855      .57             5.63                 14
   1994                                     54,159      .54             5.14                 --
6/19/92 to
   3/31/93                                  56,144      .62*            5.00*                29

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+ Surveillance and Administration fees commenced October 1, 1992.

FUND INFORMATION

BOARD OF TRUSTEES
James E. Bacon
Anthony T. Dean
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington


FUND MANAGER
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

(800) 257-8787


LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.


INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

Serving Investors for Generations

Photo of: John Nuveen, Sr.

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investments that withstand the test of time. Today, we offer a broad range of
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The cornerstone of Nuveen's investment philosophy is a commitment to
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you preserve your financial security, talk with your financial adviser, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



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John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 257-8787

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